Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0000844150
Registrant Name	NatWest Group plc
Registration File Number	333-261837
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES